Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash for December 31, 2018 and 2017 reconciles as follows:

	December 31
	2018	2017
	(In thousands)
Cash and cash equivalents	$57,016	$72,284
Restricted cash included in other assets and liabilities	4,588	2,929
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$61,604	$75,213

Schedule of Restricted Cash
Cash, cash equivalents and restricted cash for December 31, 2018 and 2017 reconciles as follows:

	December 31
	2018	2017
	(In thousands)
Cash and cash equivalents	$57,016	$72,284
Restricted cash included in other assets and liabilities	4,588	2,929
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$61,604	$75,213